Related Party Transactions - Schedule of Related Party Transactions (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Related Party Transaction [Line Items]
Related party payable, Balance outstanding	$ 4,813		$ 4,813		$ 2,450
Long-term related party payable, Balance outstanding	101		101		101
Related party receivable, Balance outstanding	11,720		11,720		17,185
Autoparts Holdings [Member] | Recharges (Credit) of Services [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	(100)	$ (1,000)	2,300	$ (2,600)
Related party receivable, Balance outstanding	(100)		(100)		(3,900)
Autoparts Holdings [Member] | Joint Services Agreement [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	2,400	2,500	5,200	5,000
Related party receivable, Balance outstanding	2,800		2,800		1,300
Autoparts Holdings [Member] | Sale of Goods [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	14,300	14,000	29,000	28,200
Related party receivable, Balance outstanding	20,500		20,500		23,600
Autoparts Holdings [Member] | Asset (Purchase) Sales [Member]
Related Party Transaction [Line Items]
Related party, Transaction values				300
Related party receivable, Balance outstanding	200		200		400
Autoparts Holdings [Member] | Related Party Receivables Purchase of Goods [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	(6,100)	(900)	(12,500)	(1,800)
Related party receivable, Balance outstanding	(11,700)		(11,700)		(3,900)
Autoparts Holdings [Member] | State Income Taxes [Member]
Related Party Transaction [Line Items]
Related party receivable, Balance outstanding					(300)
Autoparts Holdings [Member] | Related Party Payables Purchase of Goods [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	200	100	200	200
Related party payable, Balance outstanding	600		600		700
Autoparts Holdings [Member] | Deferred Income Taxes [Member]
Related Party Transaction [Line Items]
Long-term related party payable, Transaction values	0	$ 0	0	$ 0
Long-term related party payable, Balance outstanding	100		100		100
Rank Group [Member] | Recharges of Professional Services [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	1,300		2,300
Related party payable, Balance outstanding	3,700		3,700		$ 1,700
UCI Holdings (No.2) Limited [Member] | Transfer of Income Tax Losses [Member]
Related Party Transaction [Line Items]
Related party, Transaction values			500
Related party payable, Balance outstanding	$ 500		$ 500